Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Schedule of commitments relating to vessels under construction

As of
December 31,
2021
Not later than one year	123,098
Later than one year and not later than three years	451,360
Later than three years and not later than five years	246,196
Total	820,654

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

As of December 31,
2021
Not later than one year	542,913
Later than one year and not later than two years	421,640
Later than two years and not later than three years	352,986
Later than three years and not later than four years	325,410
Later than four years and not later than five years	257,903
Later than five years	375,218
Total	2,276,070